Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
16. Goodwill and Other Intangible Assets
Changes in goodwill by reportable segment for fiscal 2018, 2019 and 2020 are as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Balance at March 31, 2017
Goodwill	¥56,203	¥282	¥32,239	¥68,853	¥15,424	¥181,133	¥354,134
Accumulated impairment losses	(837)	0	(8,708)	(39)	0	(3,372)	(12,956)
	55,366	282	23,531	68,814	15,424	177,761	341,178
Acquired	0	9,258	0	13,517	0	20,158	42,933
Impairment	0	0	0	0	0	0	0
Other (net)*	0	0	83	(20,756)	0	5,187	(15,486)

Balance at March 31, 2018
Goodwill	56,203	9,540	32,322	61,614	15,424	206,478	381,581
Accumulated impairment losses	(837)	0	(8,708)	(39)	0	(3,372)	(12,956)
	55,366	9,540	23,614	61,575	15,424	203,106	368,625
Acquired	0	0	0	27,569	0	44,897	72,466
Impairment	0	0	0	0	0	0	0
Other (net)*	0	(270)	(7,231)	34	0	(2,945)	(10,412)

Balance at March 31, 2019
Goodwill	56,203	9,270	16,383	89,217	15,424	248,430	434,927
Accumulated impairment losses	(837)	0	0	(39)	0	(3,372)	(4,248)
	55,366	9,270	16,383	89,178	15,424	245,058	430,679
Acquired	1,299	0	0	26,705	672	17,846	46,522
Impairment	0	0	0	0	0	0	0
Other (net)*	0	0	(111)	(22,172)	0	(11,100)	(33,383)

Balance at March 31, 2020
Goodwill	57,502	9,270	16,272	93,750	16,096	255,176	448,066
Accumulated impairment losses	(837)	0	0	(39)	0	(3,372)	(4,248)

	¥56,665	¥9,270	¥16,272	¥93,711	¥16,096	¥251,804	¥443,818

Note:
The Company changed the segment classification of DAIKYO from Investment and Operation segment to Real Estate segment from  fiscal 2019. As a result of this change, the amounts as of the end of and for the previous fiscal year have been retrospectively reclassified.

* Other includes foreign currency translation adjustments, decreases due to sale of ownership interest in subsidiaries and certain other reclassifications.

The Company and its subsidiaries recognized no impairment loss on goodwill during fiscal 2018, 2019 and 2020.
Other intangible assets at March 31, 2019 and 2020 consist of the following:

	Millions of yen
	2019	2020
Indefinite-lived intangible assets:
Trade names	¥78,252	¥69,321
Asset management contracts	146,981	141,069
Others	3,847	4,192

	229,080	214,582

Intangible assets subject to amortization:
Software	111,767	119,666
Customer relationships	130,971	137,923
Others	92,306	88,189

	335,044	345,778
Accumulated amortization	(137,026)	(155,868)

Net	198,018	189,910

	¥427,098	¥404,492

The aggregate amortization expenses for intangible assets are ¥30,959 million
,
¥31,752 million
and ¥32,189 million in fiscal 2018, 2019 and 2020, respectively.
The estimated amortization expenses for each of five succeeding fiscal years are ¥29,076 million in fiscal 202
1
, ¥26,273 million in fiscal 202
2
, ¥21,713 million in fiscal 202
3
, ¥18,004 million in fiscal 202
4
and ¥14,924 million in fiscal 202
5
, respectively.
Intangible assets subject to amortization increased during fiscal 2020 are ¥47,909 million. They mainly consist of ¥16,603 million of software and ¥15,179 million of customer relationships recognized in acquisitions. The weighted average amortization periods for the software and the customer relationships recognized in acquisitions are 5 years and 17 years, respectively.
As a result of the impairment test, the Company and its subsidiaries recognized an impairment loss of ¥194 million on intangible assets included in Investment and Operation segment during fiscal 2018. The Company and its subsidiaries recognized an impairment loss of
¥606

million on intangible assets included in Overseas Business segment during fiscal 2019. The Company and its subsidiaries recognized an impairment loss of

¥
329
 million
on intangible assets included in
Corporate
Financial Services segment during fiscal 2020. These impairment losses for fiscal 2018 and 2019 are included in other (income) and expense in the consolidated statements of income, and the impairment loss for fiscal 2020 is included in selling, general and administrative expenses in the consolidated statements of income. These impairment losses are recognized due to the reduction in the estimated future cash flow, which brought the fair values of the intangible assets below its carrying amount. The fair values of the intangible assets were measured using the discounted cash flow methodologies.